As filed with the Securities and Exchange Commission on November 7, 2012

Securities Act File No. 333-166363

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 10	☒
Post-Effective Amendment No.	☐

OFS CAPITAL CORPORATION

(Exact Name of Registrant as Specified in Charter)

2850 West Golf Road, 5th Floor

Rolling Meadows, Illinois 60008

(Address of Principal Executive Offices)

(847) 734-2060

(Registrant’s Telephone Number, including Area Code)

Glenn R. Pittson

2850 West Golf Road, 5th Floor

Rolling Meadows, Illinois 60008

(Name and Address of Agent for Service)

WITH COPIES TO:

William G. Farrar	Jonathan H. Talcott
Patrick S. Brown	Nelson Mullins Riley & Scarborough LLP
Sullivan & Cromwell LLP	101 Constitution Avenue NW, Suite 900
125 Broad Street	Washington, D.C. 20001
New York, NY 10004	Telephone: (202) 712-2806
Telephone: (212) 558-4000	Facsimile: (202) 712-2856
Facsimile: (212) 558-3588

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Amendment No. 10 to the Registration Statement on Form N-2 of OFS Capital Corporation is being filed solely for the purpose of filing the opinion and consent of Sullivan & Cromwell LLP.

OFS CAPITAL CORPORATION

PART C

Other Information

Item 25.	Financial Statements and Exhibits

(1) Financial Statements

The following financial statements of OFS Capital, LLC and Subsidiaries are provided in Part A of this Registration Statement:

(2) Exhibits

(a)(1)	Amended and Restated Certificate of Formation of OFS Capital, LLC(3)

(a)(2)	Form of Certificate of Incorporation of OFS Capital Corporation(3)

(b)(1)	Amended and Restated Limited Liability Company Agreement of OFS Capital, LLC(3)

(b)(2)	Form of Bylaws of OFS Capital Corporation(3)

(c)	Not applicable

(d)	Form of Stock Certificate of OFS Capital Corporation(3)

(e)	Form of Dividend Reinvestment Plan(3)

(f)	Not applicable

(g)	Form of Investment Advisory and Management Agreement between OFS Capital Corporation and OFS Capital Management, LLC(3)

(h)	Form of Underwriting Agreement(3)

(i)	Not applicable

(j)	Form of Custody Agreement(3)

(k)(1)	Form of Administration Agreement between OFS Capital Corporation and OFS Capital Services, LLC(3)

(k)(2)	Form of License Agreement between the OFS Capital Corporation and Orchard First Source Asset Management, LLC(3)

(k)(3)	Loan and Security Agreement among MCF Capital Management LLC, OFS Capital WM, LLC, each of the Class A Lenders from time to time party thereto, each of the Class B lenders from time to time party thereto, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated as of September 28, 2010(3)

(k)(4)	Pledge Agreement made by OFS Capital, LLC, OFS Capital WM, LLC and OFS Funding, LLC in favor of Wells Fargo Delaware Trust Company, N.A., as Trustee, for the benefit of the Secured Parties, dated as of September 28, 2010(3)

(k)(5)	Account Control Agreement among OFS Capital WM, LLC, Wells Fargo Delaware Trust Company, N.A., Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, dated as of September 28, 2010(3)

(k)(6)	Participation Agreement dated as of September 28, 2010, between OFS Funding, LLC and OFS Capital, LLC(3)

(k)(7)	Loan Sale Agreement between OFS Capital, LLC, and OFS Capital WM, LLC, dated as of September 28, 2010(3)

(k)(8)	First Amendment to Loan Sale Agreement among OFS Capital WM, LLC and OFS Capital, LLC, dated February 23, 2011(3)

(k)(9)	Amended and Restated Consent Procedures Letter among OFS Capital, LLC, OFS Capital WM, LLC, Madison Capital Funding LLC, and MCF Capital Management LLC, dated February 23, 2011 (Loan and Security Agreement – Exhibit L)(3)

(k)(10)	Form of Indemnification Agreement between OFS Capital Corporation and each of its directors and executive officers(3)

(k)(11)	Form of Registration Rights Agreement between OFS Capital Corporation and Orchard First Source Asset Management, LLC(3)

(k)(12)	Second Amended and Restated Consent Procedures Letter among OFS Capital, LLC, OFS Capital WM, LLC, Madison Capital Funding LLC, and MCF Capital Management LLC, dated March 30, 2012(3)

(k)(13)	Amendment to Second Amended and Restated Consent Procedures Letter among OFS Capital, LLC, OFS Capital WM, LLC, Madison Capital Funding LLC, and MCF Capital Management LLC, dated September 28, 2012(3)

(k)(14)	First Amendment to Loan and Security Agreement among OFS Capital WM, LLC, MCF Capital Management LLC, Wells Fargo Bank, National Association, Madison Capital Funding LLC, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated November 27, 2010(3)

(k)(15)	Second Amendment to Loan and Security Agreement among OFS Capital WM, LLC, MCF Capital Management LLC, Wells Fargo Bank, National Association, Madison Capital Funding LLC, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated January 26, 2011(3)

(k)(16)	Third Amendment to Loan and Security Agreement among OFS Capital WM, LLC, MCF Capital Management LLC, Wells Fargo Bank, National Association, Madison Capital Funding LLC, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated September 28, 2012(3)

(l)	Form of Opinion and Consent of Sullivan & Cromwell LLP(2)

(m)	Not applicable

(n)(1)	Consent of McGladrey LLP(3)

(n)(2)	Consent of Marc Abrams(3)

(n)(3)	Consent of Robert J. Cresci(3)

(n)(4)	Consent of Elaine E. Healy(3)

(n)(5)	Consent of Duff & Phelps, LLC(3)

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)(1)	Code of Ethics of OFS Capital Corporation(3)

(r)(2)	Code of Ethics of OFS Advisor (incorporated by reference to Exhibit (r)(1) hereto)

(1)	To be filed by amendment.

(2)	Filed herewith.

(3)	Previously filed.

Item 26.	Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27.	Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$10,695
FINRA filing fee	15,500
Nasdaq Global Market listing fees	30,000
Printing expenses	400,000	(1)
Legal fees and expenses	4,197,466	(1)
Accounting fees and expenses	1,045,322	(1)
Miscellaneous	75,032	(1)

Total	$5,774,015	(1)

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28.	Persons Controlled by or Under Common Control

Immediately prior to this offering, OFSAM will own 100% of our outstanding common stock. Following the completion of this offering, OFSAM’s share ownership is expected to represent 30.0% of our outstanding common stock (assuming no exercise of the underwriters’ option to purchase additional shares of our common stock).

Upon the consummation of this offering, we will own 100% of the limited liability company interests of OFS Capital WM and currently we have subscribed for $24.9 million out of a total of $36.4 million committed and partially funded commitments in Tamarix LP (giving us 68.4% of the limited partnership interests). The financial condition and results of operations of OFS Capital WM are included in the Registrant’s consolidated financial statements as of June 30, 2012. Prior to the WM 2012 Credit Facility Amendments, under generally accepted accounting principles, OFS Capital WM was not consolidated in the Registrant’s financial statements, but separate financial statements for OFS Capital WM, LLC are filed herewith.

The financial condition and results of operations of Tamarix LP are included in the Registrant’s consolidated financial statements as of June 30, 2012. Prior to May 10, 2012, we were deemed to be the primary beneficiary of Tamarix LP and therefore, in accordance with ASC Topic 810, the financial statements of Tamarix LP were consolidated with ours. On May 10, 2012, as a result of Tamarix LP’s receipt of the SBIC license, we became a 68.4% limited partner in Tamarix LP and were deemed under the applicable accounting literature to continue to hold the controlling financial interest in Tamarix LP, as more fully described in our financial statements. Accordingly, we continued to consolidate the financial statements of Tamarix LP with ours at June 30, 2012. However, as a result of the repayment of certain loans due to OFS Capital and the resignation from our affiliated entity of the three investment professionals of Tamarix GP, effective as of July 27, 2012, we no longer consolidate Tamarix LP’s financial statements into our financial statements.

Item 29.	Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common stock as of November 7, 2012.

Title of Class	Number of Record Holders
Common Stock, $0.01 par value	1

Item 30.	Indemnification

As permitted by Section 102 of the DGCL, we have adopted provisions in our certificate of incorporation, that limit or eliminate the personal liability of its directors for a breach of their fiduciary duty of care as a director. The duty of care generally requires that, when acting on behalf of the corporation, directors exercise an informed business judgment based on all material information reasonably available to them. Consequently, a director will not be personally liable to us or our stockholders for monetary damages or breach of fiduciary duty as a director, except for liability for: any breach of the director’s duty of loyalty to us or our stockholders; any act or omission not in good faith or that involves intentional misconduct or a knowing violation of law; any act related to unlawful stock repurchases, redemptions or other distributions or payment of dividends; or any transaction from which the director derived an improper personal benefit. These limitations of liability do not affect the availability of equitable remedies such as injunctive relief or rescission.

Our certificate of incorporation and bylaws provide that all directors, officers, employees and agents of the Registrant shall be entitled to be indemnified by us to the fullest extent permitted by the DGCL, subject to the requirements of the 1940 Act. Under Section 145 of the DGCL, we are permitted to offer indemnification to our directors, officers, employees and agents.

Section 145(a) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation), because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise. Such indemnity may be against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by the person in connection with such action, suit or proceeding, if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation and if, with respect to any criminal action or proceeding, the person did not have reasonable cause to believe the person’s conduct was unlawful.

Section 145(b) of the DGCL provides, in general, that a corporation shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor because the person is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any expenses (including attorneys’ fees) actually and reasonably incurred by the person in connection with the defense or settlement of such action or suit if the person acted in good faith and in a manner the person reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation unless and only to the extent that the Court of Chancery or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

Section 145(g) of the DGCL provides, in general, that a corporation shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of any other enterprise, against any liability asserted against the person in any such capacity, or arising out of the person’s status as such, regardless of whether the corporation would have the power to indemnify the person against such liability under the provisions of the law. We have obtained liability insurance for the benefit of our directors and officers.

The Investment Advisory Agreement provides that OFS Advisor and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and other amounts reasonably incurred) arising from the rendering of OFS Advisor’s services under the Investment Advisory Agreement, except where attributable to willful misfeasance, bad faith or gross negligence in the performance of such person’s duties, or reckless disregard of such person’s obligations and duties under the Investment Advisory Agreement.

The Administration Agreement provides that OFS Services and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of OFS Services’ services under the Administration Agreement or otherwise as our administrator, except where attributable to willful misfeasance, bad faith or gross negligence in the performance of such person’s duties, or reckless disregard of such person’s obligations and duties under the Administration Agreement.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which OFS Advisor, and each managing director, director or executive officer of OFS Advisor, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management.” Additional information regarding the OFS Advisor and its officers and directors is set forth in its Form ADV, as filed with the SEC (File No. 801-71366), and is incorporated herein by reference.

Item 32.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	OFS Capital Corporation, 2850 West Golf Road, 5th Floor, Rolling Meadows, Illinois 60008;

(2)	the transfer agent, American Stock Transfer & Trust Company, LLC, 6201 15th Avenue, Brooklyn, NY 11219;

(3)	the custodian, U.S. Bank National Association, One Federal Street, 3rd Floor, Boston, MA 02110; and

(4)	OFS Capital Management, LLC, 2850 West Golf Road, 5th Floor, Rolling Meadows, Illinois 60008.

Item 33.	Management Services

Not Applicable.

Item 34.	Undertakings

(1)	We undertake to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Not applicable.

(4)	Not applicable.

(5)	We undertake that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 10 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in Rolling Meadows, Illinois, on the 7th day of November, 2012.

OFS CAPITAL, LLC

By:	/S/ GLENN R. PITTSON

Name:	Glenn R. Pittson
Title:	Director

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ GLENN R. PITTSON Glenn R. Pittson	Director and Chief Executive Officer (Principal Executive Officer)	November 7, 2012

/S/ BILAL RASHID Bilal Rashid	Director	November 7, 2012

/S/ MARC ABRAMS Marc Abrams	Director	November 7, 2012

/S/ ROBERT J. CRESCI Robert J. Cresci	Director	November 7, 2012

/S/ ELAINE E. HEALY Elaine E. Healy	Director	November 7, 2012

/S/ ROBERT S. PALMER Robert S. Palmer	Chief Financial Officer (Principal Financial Officer)	November 7, 2012

/S/ BEI ZHANG Bei Zhang	Chief Accounting Officer (Principal Accounting Officer)	November 7, 2012

EXHIBIT INDEX

(a)(1)	Amended and Restated Certificate of Formation of OFS Capital, LLC(3)

(a)(2)	Form of Certificate of Incorporation of OFS Capital Corporation(3)

(b)(1)	Amended and Restated Limited Liability Company Agreement of OFS Capital, LLC(3)

(b)(2)	Form of Bylaws of OFS Capital Corporation(3)

(c)	Not applicable

(d)	Form of Stock Certificate of OFS Capital Corporation(3)

(e)	Form of Dividend Reinvestment Plan(3)

(f)	Not applicable

(g)	Form of Investment Advisory and Management Agreement between OFS Capital Corporation and OFS Capital Management, LLC(3)

(h)	Form of Underwriting Agreement(3)

(i)	Not applicable

(j)	Form of Custody Agreement(3)

(k)(1)	Form of Administration Agreement between OFS Capital Corporation and OFS Capital Services, LLC(3)

(k)(2)	Form of License Agreement between the OFS Capital Corporation and Orchard First Source Asset Management, LLC(3)

(k)(3)	Loan and Security Agreement among MCF Capital Management LLC, OFS Capital WM, LLC, each of the Class A Lenders from time to time party thereto, each of the Class B lenders from time to time party thereto, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated as of September 28, 2010(3)

(k)(4)	Pledge Agreement made by OFS Capital, LLC, OFS Capital WM, LLC and OFS Funding, LLC in favor of Wells Fargo Delaware Trust Company, N.A., as Trustee, for the benefit of the Secured Parties, dated as of September 28, 2010(3)

(k)(5)	Account Control Agreement among OFS Capital WM, LLC, Wells Fargo Delaware Trust Company, N.A., Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, dated as of September 28, 2010(3)

(k)(6)	Participation Agreement dated as of September 28, 2010, between OFS Funding, LLC and OFS Capital, LLC(3)

(k)(7)	Loan Sale Agreement between OFS Capital, LLC, and OFS Capital WM, LLC, dated as of September 28, 2010(3)

(k)(8)	First Amendment to Loan Sale Agreement among OFS Capital WM, LLC and OFS Capital, LLC, dated February 23, 2011(3)

(k)(9)	Amended and Restated Consent Procedures Letter among OFS Capital, LLC, OFS Capital WM, LLC, Madison Capital Funding LLC, and MCF Capital Management LLC, dated February 23, 2011 (Loan and Security Agreement – Exhibit L)(3)

(k)(10)	Form of Indemnification Agreement between OFS Capital Corporation and each of its directors and executive officers(3)

(k)(11)	Form of Registration Rights Agreement between OFS Capital Corporation and Orchard First Source Asset Management, LLC(3)

(k)(12)	Second Amended and Restated Consent Procedures Letter among OFS Capital, LLC, OFS Capital WM, LLC, Madison Capital Funding LLC, and MCF Capital Management LLC, dated March 30, 2012(3)

(k)(13)	Amendment to Second Amended and Restated Consent Procedures Letter among OFS Capital, LLC, OFS Capital WM, LLC, Madison Capital Funding LLC, and MCF Capital Management LLC, dated September 28, 2012(3)

(k)(14)	First Amendment to Loan and Security Agreement among OFS Capital WM, LLC, MCF Capital Management LLC, Wells Fargo Bank, National Association, Madison Capital Funding LLC, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated November 27, 2010(3)

(k)(15)	Second Amendment to Loan and Security Agreement among OFS Capital WM, LLC, MCF Capital Management LLC, Wells Fargo Bank, National Association, Madison Capital Funding LLC, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated January 26, 2011(3)

(k)(16)	Third Amendment to Loan and Security Agreement among OFS Capital WM, LLC, MCF Capital Management LLC, Wells Fargo Bank, National Association, Madison Capital Funding LLC, Wells Fargo Securities, LLC, and Wells Fargo Delaware Trust Company, N.A., dated September 28, 2012(3)

(l)	Form of Opinion and Consent of Sullivan & Cromwell LLP(2)

(m)	Not applicable

(n)(1)	Consent of McGladrey LLP(3)

(n)(2)	Consent of Marc Abrams(3)

(n)(3)	Consent of Robert J. Cresci(3)

(n)(4)	Consent of Elaine E. Healy(3)

(n)(5)	Consent of Duff & Phelps, LLC(3)

(o)	Not applicable

(p)	Not applicable

(q)	Not applicable

(r)(1)	Code of Ethics of OFS Capital Corporation(3)

(r)(2)	Code of Ethics of OFS Advisor (incorporated by reference to exhibit (r)(1) hereto)

(1)	To be filed by amendment.

(2)	Filed herewith.

(3)	Previously filed.